Segment reporting	9 Months Ended
Sep. 30, 2022
Segment reporting
Segment reporting

5. Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (CODM), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas, namely Nigeria as the current largest market, Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia, as our Sub Saharan Africa business (“SSA”), Kuwait and Egypt as our Middle East and North Africa business (“MENA”) and Brazil, Colombia and Peru as our Latin America business (“Latam”).

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four operating segments:

◾	Nigeria
◾	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda and Zambia, along with the newly acquired operations in South Africa (refer to note 27).
◾	Latam, which comprises operations in Brazil, Colombia and Peru
◾	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some startup costs.

All operating segments are engaged in the business of some of or all of the following: leasing tower space for communication equipment to Mobile Network Operators (MNOs) and other customers (internet service providers, security functions or private corporations), providing fiber connectivity, providing managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Segment Adjusted EBITDA (defined as profit/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, business combination transaction costs, impairment of property, plant and equipment and related prepaid land rent on the decommissioning of sites, net (profit)/loss on sale of assets, share based payment (credit)/expense, insurance claims, listing costs and certain other items that management believes are not indicative of the core performance of its business) to assess the performance of the business. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and which are aggregated in ‘Other’ in the reconciliation of financial statements presented below. These include costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets or liabilities, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial statements for the nine months ended September 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	997,132	295,331	116,117	26,552	—	1,435,132
Segment Adjusted EBITDA	596,756	163,672	83,010	11,616	(96,416)	758,638
Depreciation and amortization (note 6 and 7)						(342,821)
Net loss on disposal of property, plant and equipment (note 7)						(13,650)
Insurance claims (note 9)						1,686
Impairment of withholding tax receivables						(39,141)
Business combination transaction costs						(17,928)
Other costs (a)						(1,274)
Net impairment of property, plant and equipment and prepaid land rent						(1,768)
Share‑based payment expense (note 7)						(9,752)
Finance income (note 10)						11,035
Finance costs (note 11)						(570,150)
Other income						2,521
Loss before income tax						(222,604)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	642,371	365,749	3,650
- in the normal course of business	226,858	83,876	93,822	18,569

Segment assets (at September 30, 2022)	2,374,490	1,531,136	1,868,288	177,746
Segment liabilities (at September 30, 2022)	968,530	830,044	498,806	108,558
(a)	Other costs for the nine months ended September 30, 2022 included professional costs related to SOX implementation costs of $1.0 million along with professional fees and system implementation costs.

Summarized financial statements for the nine months ended September 30, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	846,941	256,382	39,642	21,151	—	1,164,116
Segment Adjusted EBITDA	599,682	144,500	29,142	9,401	(72,978)	709,747
Depreciation and amortization (note 6 and 7)						(283,180)
Net gain on disposal of property, plant and equipment (note 7)						1,632
Insurance claims (note 9)						5,437
Impairment of withholding tax receivables						(44,398)
Business combination transaction costs						(9,087)
Other costs (a)						(14,353)
Reversal of provision for decommissioning costs						2,671
Impairment of property, plant and equipment and prepaid land rent						(44,369)
Listing costs						(6,659)
Share‑based payment expense (note 7)						(8,968)
Finance income (note 10)						22,030
Finance costs (note 11)						(218,069)
Other income						1,269
Profit before income tax						113,703
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	262,843	5,388
- in the normal course of business	207,080	36,469	66,246	10,350

Segment assets (at September 30, 2021)	2,119,202	1,042,109	964,958	168,119
Segment liabilities (at September 30, 2021)	735,623	502,944	401,975	113,659
(a)	Other costs for the nine months ended September 30, 2021 related to non-recurring professional costs related to financing of $13.5 million and aborted transaction costs of $0.9 million.

Summarized financial statements for the three months ended September 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	355,351	114,801	42,104	9,061	—	521,317
Segment Adjusted EBITDA	210,039	63,746	29,993	3,828	(32,953)	274,653
Depreciation and amortization (note 6 and 7)						(120,141)
Net gain on disposal of property, plant and equipment (note 7)						134
Insurance claims (note 9)						70
Impairment of withholding tax receivables						(11,422)
Business combination transaction costs						(3,685)
Other (costs)/income (a)						(966)
Net impairment of property, plant and equipment and prepaid land rent						(3,099)
Share‑based payment expense (note 7)						(4,127)
Finance income (note 10)						6,412
Finance costs (note 11)						(231,280)
Loss before income tax						(93,451)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	3,650
- in the normal course of business	98,669	31,705	42,696	6,223

Segment assets (at September 30, 2022)	2,374,490	1,531,136	1,868,288	177,746
Segment liabilities (at September 30, 2022)	968,530	830,044	498,806	108,558

(a) Other costs for the three months ended September 30, 2022 included professional costs related to SOX implementation costs of $0.4 million, professional fees related to financing costs of $0.2 million and system implementation costs of $0.4 million.

Summarized financial statements for the three months ended September 30, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	289,078	89,272	14,912	7,285	—	400,547
Segment Adjusted EBITDA	179,489	49,833	11,267	3,249	(24,120)	219,718
Depreciation and amortization (note 6 and 7)						(99,255)
Net gain on disposal of property, plant and equipment (note 7)						94
Insurance claims (note 9)						35
Impairment of withholding tax receivables						(11,714)
Business combination transactions costs						(3,139)
Other costs (a)						(4,160)
Impairment of property, plant and equipment and prepaid land						(41,556)
Reversal of provision for decommissioning costs						2,671
Listing costs						(2,624)
Share‑based payment expense (note 7)						(4,286)
Finance income (note 10)						18,017
Finance costs (note 11)						(76,717)
Loss before income tax						(2,916)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	94,205	13,832	17,976	2,880

Segment assets (at September 30, 2021)	2,119,202	1,042,109	964,958	168,119
Segment liabilities (at September 30, 2021)	735,623	502,944	401,975	113,659

(a) Other costs for the three months ended September 30, 2021, included non-recurring professional costs related to financing of $4.2 million and aborted transaction costs recoveries of $0.1 million.

Revenue from two tier one customers represents approximately 10% or more of the Group’s total revenue as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
			$’000	$’000

Customer A	63%	65%	63%	66%
Customer B	17%	15%	17%	14%